Share Based Compensation Expenses - Schedule of Weighted Average Fair Value of Share Options Grant Date (Details)	6 Months Ended
Sep. 30, 2024
Schedule of Weighted Average Fair Value of Share Options Grant Date [Abstract]
Expected dividend yield
Expected volatility	122.25%
Risk-free interest rate (per annum)	3.18%
Time to maturity (in years)	4 years 7 months 9 days